FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of carrying value and fair value of assets and liabilities
Fair value gains (losses) on financial assets reclassified out of fair value through other comprehensive income recognized in fair value through profit and loss	$ 10	$ 1
Cash included in cash and cash equivalents	12,000	10,800
Short-term deposits, classified as cash equivalents	2,400	1,900
Financial assets transferred between Levels 1, 2, and 3	460
Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) on cash flow hedges, before tax	2,081	582
Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) on hedges of net investments in foreign operations, before tax	2,998	407
Unrealized Available-for-Sale Gain
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	78	996
Unrealized Available-for-Sale Loss
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	(1,100)	(213)
Assets held to hedge liabilities arising from financing activities [member] | Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	1,600	232
Elected for hedge accounting | Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	$ 756	$ 163